Accumulated Other Comprehensive Loss-AOCI (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ (366,303)
Total other comprehensive (loss) income	(7,220)	(6,001)	(63,640)	101,560	(69,090)
Ending Balance	(373,523)		(366,303)
Pension and Postretirement Benefits Liability Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		(226,772)	(226,772)	(330,961)	(255,684)
Gross changes			(53,323)	167,192	(119,450)
Tax			18,641	(63,003)	44,173
Total other comprehensive (loss) income			(34,682)	104,189	(75,277)
Ending Balance			(261,454)	(226,772)	(330,961)
Net Investment Hedges Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		(26,699)	(26,699)	(18,853)	(28,693)
Gross changes			13,404	(12,786)	16,070
Tax			(8,426)	4,940	(6,230)
Total other comprehensive (loss) income			4,978	(7,846)	9,840
Ending Balance			(21,721)	(26,699)	(18,853)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		(59,824)	(59,824)	(65,835)	(61,078)
Gross changes			(35,872)	4,797	(4,755)
Tax			1,297	1,214	(2)
Total other comprehensive (loss) income			(34,575)	6,011	(4,757)
Ending Balance			(94,399)	(59,824)	(65,835)
Unrealized Gain (Loss) on Marketable Securities Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		1,266	1,266	1,014	(547)
Gross changes			1,577	411	2,549
Tax			(609)	(159)	(988)
Total other comprehensive (loss) income			968	252	1,561
Ending Balance			2,234	1,266	1,014
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		(312,029)	(312,029)	(414,635)	(346,002)
Gross changes			(74,214)	159,614	(105,586)
Tax			10,903	(57,008)	36,953
Total other comprehensive (loss) income			(63,311)	102,606	(68,633)
Ending Balance			(375,340)	(312,029)	(414,635)
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		9,366	9,366	10,412	10,869
Gross changes			(329)	(1,046)	(457)
Tax			0	0	0
Total other comprehensive (loss) income			(329)	(1,046)	(457)
Ending Balance			9,037	9,366	10,412
Accumulated Other Comprehensive Income Loss Including Portion Attributable To Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance		(302,663)	(302,663)	(404,223)	(335,133)
Gross changes			(74,543)	158,568	(106,043)
Tax			10,903	(57,008)	36,953
Total other comprehensive (loss) income			(63,640)	101,560	(69,090)
Ending Balance			$ (366,303)	$ (302,663)	$ (404,223)